Earnings Per Share (Parentheticals) (Details 1) (Common stock warrants)	Mar. 29, 2012	May 31, 2011
Common stock warrants
Class of Warrant or Right [Line Items]
Warrants granted		7,128,563
Number of warrants	9,421,008